FAIR VALUE MEASUREMENTS (Table)	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of assets measured at fair value on a recurring basis
The following table presents information about the Company’s assets that were measured at fair value on a recurring basis at December 31, 2020, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2020
Assets:
Marketable securities held in Trust Account	1	$828,117,255